Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Inventories
Inventory write-down	¥ 467,271	$ 67,748	¥ 50,714	¥ 44,916
Reclassification of inventory to operating lease assets at the beginning of lease period	0		15,169	135,276
Reclassification of operating lease assets to inventory at the end of lease period	0		12,051	115,887
Depreciation expense of operating lease assets			3,118	19,389
Cost of Revenues
Inventories
Depreciation expense of operating lease assets	¥ 0		¥ 3,118	¥ 19,389